AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 82.0%
Canada – 0.3%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	2,787	$2,510,586

United States – 81.7%
U.S. Treasury Inflation Index 0.125%, 07/15/2022-01/15/2023 (TIPS)(a)	U.S.$	32,289	33,611,115
0.125%, 07/15/2024-07/15/2031 (TIPS)		152,744	170,899,907
0.125%, 10/15/2024 (TIPS)(b)		14,002	15,181,203
0.25%, 01/15/2025-07/15/2029 (TIPS)(a)		63,063	70,472,906
0.375%, 07/15/2023 (TIPS)(b)		32,318	34,398,394
0.375%, 01/15/2027-07/15/2027 (TIPS)		128,486	145,637,091
0.50%, 01/15/2028 (TIPS)(a)		30,901	35,435,091
0.625%, 01/15/2024 (TIPS)(a)		50,072	54,085,391
0.625%, 01/15/2026 (TIPS)		29,101	32,747,692
0.75%, 07/15/2028 (TIPS)(a)		44,430	52,198,732
0.875%, 01/15/2029 (TIPS)		26,551	31,500,576
2.50%, 01/15/2029 (TIPS)		11,579	15,246,323
3.875%, 04/15/2029 (TIPS)		1,376	1,975,789

			693,390,210

Total Inflation-Linked Securities (cost $653,629,962)			695,900,796

CORPORATES - INVESTMENT GRADE – 13.2%
Industrial – 6.9%
Basic – 0.4%
Alpek SAB de CV 3.25%, 02/25/2031(c)		564	572,566
4.25%, 09/18/2029(c)		232	253,170
GUSAP III LP 4.25%, 01/21/2030(c)		1,000	1,085,000
Industrias Penoles SAB de CV 4.75%, 08/06/2050(c)		343	383,088
Inversiones CMPC SA 4.375%, 04/04/2027(c)		845	940,221
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		270	282,791
Suzano Austria GmbH 3.75%, 01/15/2031		222	231,280

			3,748,116

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		180	192,013

Communications - Media – 0.7%
Discovery Communications LLC 4.65%, 05/15/2050		58	68,927
5.20%, 09/20/2047		188	237,908
5.30%, 05/15/2049		83	106,611

	Principal Amount (000)		U.S. $ Value

Prosus NV 3.68%, 01/21/2030(c)	U.S.$	428	$450,684
4.027%, 08/03/2050(c)		487	466,303
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		874	888,913
2.39%, 06/03/2030(c)		610	611,067
3.24%, 06/03/2050(c)		655	638,543
Time Warner Cable LLC 4.50%, 09/15/2042		235	267,630
Weibo Corp. 3.375%, 07/08/2030		2,114	2,132,233

			5,868,819

Communications - Telecommunications – 0.2%
AT&T, Inc. 3.50%, 09/15/2053(c)		450	464,440
3.65%, 09/15/2059(c)		827	857,070

			1,321,510

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025		194	229,894
6.80%, 10/01/2027		272	346,052
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)		1,732	1,854,037
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		1,378	1,532,157

			3,962,140

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,419	1,506,382
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		92	106,213
MDC Holdings, Inc. 6.00%, 01/15/2043		731	965,505

			2,578,100

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		1,525	1,720,947
InRetail Consumer 3.25%, 03/22/2028(c)		552	543,003
Ross Stores, Inc. 4.70%, 04/15/2027		1,083	1,263,601

			3,527,551

Consumer Non-Cyclical – 1.3%
Altria Group, Inc. 3.40%, 05/06/2030		950	1,023,254
4.80%, 02/14/2029		226	264,797
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		1,080	1,516,234

	Principal Amount (000)		U.S. $ Value

BAT Capital Corp. 2.259%, 03/25/2028	U.S.$	1,727	$1,740,609
2.726%, 03/25/2031		671	675,449
4.70%, 04/02/2027		605	688,587
Baxalta, Inc. 3.60%, 06/23/2022		209	213,811
Cencosud SA 5.15%, 02/12/2025(c)		1,134	1,253,070
Cigna Corp. 4.375%, 10/15/2028		501	589,361
CVS Health Corp. 4.30%, 03/25/2028		126	145,895
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		350	351,715
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	1,206,648
Sigma Alimentos SA de CV 4.125%, 05/02/2026(c)		209	228,333
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,151	1,247,523

			11,145,286

Energy – 1.6%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,962	1,925,056
Cenovus Energy, Inc. 4.25%, 04/15/2027		33	36,953
4.40%, 04/15/2029		1,830	2,079,081
Chevron USA, Inc. 5.25%, 11/15/2043		942	1,307,694
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,351	2,166,504
Energy Transfer LP 6.25%, 04/15/2049		843	1,111,344
Eni SpA 4.25%, 05/09/2029(c)		954	1,099,351
Marathon Petroleum Corp. 5.125%, 12/15/2026		289	341,196
6.50%, 03/01/2041		282	396,723
Oleoducto Central SA 4.00%, 07/14/2027(c)		453	466,069
ONEOK, Inc. 5.20%, 07/15/2048		105	131,032
6.35%, 01/15/2031		166	215,981
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		306	312,579
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		1,455	2,026,539

			13,616,102

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)	U.S.$	600	$651,300

Services – 0.3%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,508	1,488,321
Expedia Group, Inc. 4.625%, 08/01/2027		486	553,884
6.25%, 05/01/2025(c)		34	39,643
IHS Markit Ltd. 4.25%, 05/01/2029		295	344,460
4.75%, 08/01/2028		59	70,285

			2,496,593

Technology – 0.8%
Baidu, Inc. 3.425%, 04/07/2030		201	219,351
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		186	204,064
Broadcom, Inc. 4.11%, 09/15/2028		840	948,083
4.15%, 11/15/2030		1,160	1,316,704
5.00%, 04/15/2030		312	372,275
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		974	1,172,453
Infor, Inc. 1.75%, 07/15/2025(c)		450	461,745
Micron Technology, Inc. 4.185%, 02/15/2027		1,523	1,730,859
SK Hynix, Inc. 2.375%, 01/19/2031(c)		382	376,969
VeriSign, Inc. 2.70%, 06/15/2031		250	259,098

			7,061,601

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		528	568,707
4.75%, 10/20/2028(c)		614	687,637

			1,256,344

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		238	248,847
5.875%, 07/05/2034(c)		304	356,469

			605,316

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(c)		303	307,223

			58,338,014

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 6.1%
Banking – 4.0%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)	U.S.$	200	$225,340
American Express Co. Series B 3.584% (LIBOR 3 Month + 3.43%), 11/15/2021(d) (e)		99	99,520
Series C 3.404% (LIBOR 3 Month + 3.29%), 09/15/2021(d) (e)		729	730,130
Banco de Credito del Peru 3.125%, 07/01/2030(c)		958	932,613
Banco Santander SA 5.179%, 11/19/2025		1,400	1,604,120
Bank of America Corp. 2.299%, 07/21/2032		1,775	1,791,312
2.687%, 04/22/2032		636	664,175
Series DD 6.30%, 03/10/2026(d)		295	344,259
Series Z 6.50%, 10/23/2024(d)		458	517,485
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		273	301,433
Barclays Bank PLC 6.86%, 06/15/2032(c) (d)		137	185,984
BNP Paribas SA 2.871%, 04/19/2032(c)		1,145	1,191,659
Capital One Financial Corp. Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(d) (e)		1,684	1,684,707
CIT Group, Inc. 5.25%, 03/07/2025		579	653,326
CITIC Ltd. 2.85%, 02/25/2030(c)		550	569,181
Citigroup, Inc. 3.98%, 03/20/2030		402	458,815
4.075%, 04/23/2029		592	675,401
5.95%, 01/30/2023(d)		257	269,768
Series W 4.00%, 12/10/2025(d)		504	521,751
Credit Suisse Group AG 3.091%, 05/14/2032(c)		1,522	1,592,073
4.194%, 04/01/2031(c)		614	700,556
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		296	302,645
3.961%, 11/26/2025		405	439,166
Discover Bank 4.682%, 08/09/2028		327	347,503
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		334	363,562

	Principal Amount (000)		U.S. $ Value

Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	U.S.$	631	$641,651
2.615%, 04/22/2032		1,364	1,414,372
HSBC Holdings PLC 4.041%, 03/13/2028		787	881,283
4.292%, 09/12/2026		377	420,740
ING Groep NV 2.727%, 04/01/2032		1,217	1,277,643
JPMorgan Chase & Co. 2.58%, 04/22/2032		1,364	1,419,828
Series I 3.599% (LIBOR 3 Month + 3.47%), 10/30/2021(d) (e)		528	529,874
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(d) (e)		258	257,995
Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(d) (e)		432	434,268
Morgan Stanley Series H 3.736% (LIBOR 3 Month + 3.61%), 10/15/2021(d) (e)		124	124,453
Natwest Group PLC 8.625%, 08/15/2021(d)		480	481,238
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		600	597,438
Santander Holdings USA, Inc. 4.40%, 07/13/2027		424	479,803
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	387,216
4.30%, 02/19/2027(c)		1,421	1,575,562
7.50%, 04/02/2022(c) (d)		380	393,855
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		1,060	1,219,774
UBS AG/Stamford CT 7.625%, 08/17/2022		465	497,662
UBS Group AG 7.125%, 08/10/2021(c) (d)		1,030	1,031,298
UniCredit SpA 2.569%, 09/22/2026(c)		746	761,569
3.127%, 06/03/2032(c)		368	375,529
US Bancorp Series J 5.30%, 04/15/2027(d)		427	487,245
Wells Fargo & Co. 2.188%, 04/30/2026		589	613,785
Series BB 3.90%, 03/15/2026(d)		418	434,022

			33,904,587

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The)
Series G 5.375%, 06/01/2025(d)	U.S.$	554	$618,065
Series I 4.00%, 06/01/2026(d)		1,366	1,429,437

			2,047,502

Finance – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025		209	244,789
Air Lease Corp. 2.875%, 01/15/2026		222	234,781
3.625%, 04/01/2027		51	55,459
Aircastle Ltd. 2.85%, 01/26/2028(c)		1,329	1,364,285
4.125%, 05/01/2024		232	248,242
4.25%, 06/15/2026		83	91,456
5.25%, 08/11/2025(c)		585	660,213
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		664	671,357
3.50%, 11/01/2027(c)		211	224,333
3.875%, 05/01/2023(c)		524	548,649
4.125%, 08/01/2025(c)		7	7,626
4.375%, 01/30/2024(c)		194	208,323
4.875%, 10/01/2025(c)		246	274,782
5.50%, 12/15/2024(c)		550	623,480
CDBL Funding 1 3.50%, 10/24/2027(c)		940	1,000,101
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	200	296,586
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	1,570	1,846,242
Huarong Finance 2017 Co., Ltd. 4.50%, 01/24/2022(c) (d)		1,103	860,340
Synchrony Financial 4.50%, 07/23/2025		1,875	2,096,288

			11,557,332

Insurance – 0.5%
Alleghany Corp. 3.625%, 05/15/2030		1,257	1,409,461
Centene Corp. 2.625%, 08/01/2031		563	563,552
4.625%, 12/15/2029		237	259,918
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		183	241,990
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		125	221,121

	Principal Amount (000)		U.S. $ Value

Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)	U.S.$	1,000	$1,143,660
Voya Financial, Inc. 5.65%, 05/15/2053		335	354,152

			4,193,854

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		233	257,269

REITs – 0.0%
Vornado Realty LP 3.40%, 06/01/2031		367	386,121

			52,346,665

Utility – 0.2%
Electric – 0.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		358	370,709
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		661	529,544
Engie Energia Chile SA 3.40%, 01/28/2030(c)		751	771,558

			1,671,811

Total Corporates - Investment Grade (cost $106,933,886)			112,356,490

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.8%
Non-Agency Fixed Rate CMBS – 4.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		520	479,075
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		1,210	1,353,514
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		730	790,585
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		885	914,982
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		915	950,942
Series 2013-GC11, Class D 4.418%, 04/10/2046(c)		191	195,244
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,382	1,478,718
Series 2015-GC35, Class A4 3.818%, 11/10/2048		450	498,515
Series 2016-C1, Class A4 3.209%, 05/10/2049		775	842,371

	Principal Amount (000)		U.S. $ Value

Series 2016-GC36, Class A5 3.616%, 02/10/2049	U.S.$	565	$622,642
Series 2017-P8, Class AS 3.789%, 09/15/2050		526	586,364
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		92	92,303
Series 2015-CR24, Class A5 3.696%, 08/10/2048		590	647,902
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,155	1,274,235
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,220	1,316,770
Series 2015-PC1, Class A5 3.902%, 07/10/2050		745	818,930
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		475	514,761
Series 2015-C3, Class A4 3.718%, 08/15/2048		395	432,935
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,853	2,044,142
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.184%, 08/10/2044(c)		19	9,544
Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		134	135,128
Series 2014-GC18, Class D 4.988%, 01/10/2047(c)		393	100,797
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,072	1,156,274
Series 2015-GC28, Class A5 3.396%, 02/10/2048		1,300	1,403,917
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,150	1,317,267
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(f) (g)		145	144,320
Series 2021-1, Class A2 2.435%, 08/15/2026(f) (g)		289	295,877
Series 2021-1, Class AS 2.638%, 08/15/2026(f) (g)		40	40,871
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		1,220	1,318,102
Series 2014-C21, Class B 4.341%, 08/15/2047		314	336,147
Series 2014-C22, Class XA 0.827%, 09/15/2047(h)		19,437	418,139
Series 2015-C30, Class A5 3.822%, 07/15/2048		585	641,684
Series 2015-C31, Class A3 3.801%, 08/15/2048		990	1,083,119
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,150	1,272,408

	Principal Amount (000)		U.S. $ Value

JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.044%, 09/15/2050(h)	U.S.$	8,810	$406,788
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.435%, 08/15/2046(c)		129	114,918
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		131	70,328
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.048%, 10/15/2048(h)		9,995	348,916
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		870	961,694
UBS Commercial Mortgage Trust Series 2018-C8, Class A4 3.983%, 02/15/2051		990	1,130,181
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,800	2,062,402
Series 2018-C10, Class A4 4.313%, 05/15/2051		1,200	1,388,071
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,309	2,361,525
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A5 3.451%, 02/15/2048		1,160	1,256,235
Series 2015-SG1, Class C 4.462%, 09/15/2048		221	207,165
Series 2016-LC25, Class C 4.415%, 12/15/2059		330	355,491
Series 2016-NXS6, Class A4 2.918%, 11/15/2049		900	969,379
Series 2016-NXS6, Class C 4.316%, 11/15/2049		525	569,431
Series 2018-C48, Class A5 4.302%, 01/15/2052		145	169,942

			37,900,990

Non-Agency Floating Rate CMBS – 2.3%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.093% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		659	659,342
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.094% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		1,755	1,717,861
BBCMS Mortgage Trust Series 2020-BID, Class A 2.233% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,383	1,392,544

	Principal Amount (000)		U.S. $ Value

BCP Trust Series 2021-330N, Class A 0.892% (LIBOR 1 Month + 0.80%), 06/15/2038(c) (e)	U.S.$	288	$287,454
BFLD Trust Series 2021-FPM, Class A 1.694% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)		2,276	2,278,052
BHMS Series 2018-ATLS, Class A 1.343% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)		1,001	1,001,578
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.913% (LIBOR 1 Month + 0.82%), 06/15/2035(c) (e)		1,000	1,000,140
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.093% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (e)		766	766,288
BX Trust Series 2018-EXCL, Class A 1.181% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (e)		1,031	1,019,802
CLNY Trust Series 2019-IKPR, Class D 2.118% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		1,000	999,689
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.119% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (e)		1,042	1,041,822
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(c) (e)		214	216,169
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.293% (LIBOR 1 Month + 1.20%), 06/15/2038(c) (e)		1,368	1,369,765
Series 2019-SMP, Class A 1.243% (LIBOR 1 Month + 1.15%), 08/15/2032(c) (e)		1,125	1,126,047
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		1,070	1,123,097
Invitation Homes Trust Series 2018-SFR2, Class C 1.373% (LIBOR 1 Month + 1.28%), 06/17/2037(c) (e)		374	374,367
Series 2018-SFR3, Class C 1.389% (LIBOR 1 Month + 1.30%), 07/17/2037(c) (e)		710	710,000

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.043% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (g)	U.S.$	162	$149,174
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.877% (LIBOR 1 Month + 0.78%), 07/15/2033(c) (e)		1,200	1,194,729
Series 2019-MILE, Class A 1.593% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		461	460,782
Starwood Retail Property Trust Series 2014-STAR, Class A 1.563% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (e)		961	634,290

			19,522,992

Total Commercial Mortgage-Backed Securities (cost $55,878,584)			57,423,982

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%
Risk Share Floating Rate – 3.6%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.939% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		412	413,100
Series 2019-1A, Class M1B 1.839% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		945	945,000
Series 2019-2A, Class M1C 2.089% (LIBOR 1 Month + 2.00%), 04/25/2029(c) (e)		707	711,179
Series 2019-3A, Class M1B 1.689% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		660	661,854
Series 2019-3A, Class M1C 2.039% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		480	480,000
Series 2019-4A, Class M1B 2.089% (LIBOR 1 Month + 2.00%), 10/25/2029(c) (e)		965	965,605
Series 2020-2A, Class M1B 3.289% (LIBOR 1 Month + 3.20%), 08/26/2030(c) (e)		487	492,227
Series 2020-3A, Class M1B 2.939% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		178	182,126
Series 2020-4A, Class M2A 2.689% (LIBOR 1 Month + 2.60%), 06/25/2030(c) (e)		287	287,882
Series 2021-1A, Class M1C 3.00% (SOFR + 2.95%), 03/25/2031(c) (e)		728	760,610
Series 2021-2A, Class M1B 1.51% (SOFR + 1.50%), 06/25/2031(c) (e)		1,425	1,425,792

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.489% (LIBOR 1 Month + 2.40%), 04/25/2031(c) (e)	U.S.$	212	$213,631
Series 2019-R02, Class 1M2 2.389% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (e)		135	136,219
Series 2019-R03, Class 1M2 2.239% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (e)		67	67,756
Series 2019-R04, Class 2M2 2.189% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (e)		161	160,943
Series 2019-R05, Class 1M2 2.089% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (e)		89	88,811
Series 2019-R06, Class 2M2 2.189% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (e)		253	253,790
Series 2019-R07, Class 1M2 2.189% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (e)		513	515,955
Series 2020-R01, Class 1M2 2.139% (LIBOR 1 Month + 2.05%), 01/25/2040(c) (e)		928	932,637
Series 2020-R02, Class 2M2 2.089% (LIBOR 1 Month + 2.00%), 01/25/2040(c) (e)		540	542,213
Eagle Re Ltd. Series 2020-1, Class M1A 0.989% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		1,100	1,097,416
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 4.889% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		211	218,768
Series 2017-DNA3, Class M2 2.589% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		900	919,337
Series 2017-HQA2, Class M2B 2.739% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		840	859,245
Series 2017-HQA3, Class M2 2.439% (LIBOR 1 Month + 2.35%), 04/25/2030(e)		870	890,675
Series 2019-DNA3, Class M2 2.139% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (e)		71	71,832
Series 2019-DNA4, Class M2 2.039% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (e)		418	419,985

	Principal Amount (000)		U.S. $ Value

Series 2019-FTR2, Class M2 2.239% (LIBOR 1 Month + 2.15%), 11/25/2048(c) (e)	U.S.$	515	$514,130
Series 2019-HQA3, Class M2 1.939% (LIBOR 1 Month + 1.85%), 09/25/2049(c) (e)		454	455,384
Series 2020-DNA1, Class M2 1.789% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (e)		623	624,505
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(c) (e)		960	971,458
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(c) (e)		589	591,787
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 4.989% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		186	192,407
Series 2015-C01, Class 2M2 4.639% (LIBOR 1 Month + 4.55%), 02/25/2025(e)		5	5,500
Series 2015-C02, Class 1M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025 (e)		190	193,714
Series 2015-C02, Class 2M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		38	38,657
Series 2015-C03, Class 1M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		181	185,911
Series 2015-C03, Class 2M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		69	70,074
Series 2015-C04, Class 1M2 5.789% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		545	576,089
Series 2016-C05, Class 2M2 4.539% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		560	586,333
Series 2016-C06, Class 1M2 4.339% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		251	260,823
Series 2016-C07, Class 2M2 4.439% (LIBOR 1 Month + 4.35%), 05/25/2029(e)		831	870,765
Series 2017-C02, Class 2M2C 3.739% (LIBOR 1 Month + 3.65%), 09/25/2029(e)		938	974,620
Series 2017-C03, Class 1M2 3.089% (LIBOR 1 Month + 3.00%), 10/25/2029(e)		515	529,342

	Principal Amount (000)		U.S. $ Value

Home Re Ltd. Series 2020-1, Class M1B 3.339% (LIBOR 1 Month + 3.25%), 10/25/2030(c) (e)	U.S.$	790	$801,601
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 1.989% (LIBOR 1 Month + 1.90%), 11/26/2029(c) (e)		188	187,970
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.087% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (e)		169	168,291
Series 2019-2R, Class A 2.837% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		883	874,430
Series 2019-3R, Class A 2.787% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		93	93,655
Series 2020-1R, Class A 2.437% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (g)		334	333,976
Radnor Re Ltd. Series 2019-1, Class M1B 2.039% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		586	586,582
Series 2019-2, Class M1B 1.839% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		723	726,933
Series 2020-1, Class M1A 1.039% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		391	390,937
Series 2020-2, Class M1C 4.689% (LIBOR 1 Month + 4.60%), 10/25/2030(c) (e)		578	586,281
STACR Trust Series 2018-DNA3, Class M2 2.189% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (e)		426	432,485
Triangle Re Ltd. Series 2020-1, Class M1B 3.989% (LIBOR 1 Month + 3.90%), 10/25/2030(c) (e)		1,640	1,647,662
Series 2021-1, Class M1B 3.089% (LIBOR 1 Month + 3.00%), 08/25/2033(c) (e)		746	750,170

			29,937,060

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 6.507% (6.60% - LIBOR 1 Month), 11/15/2041(e) (i)		2,580	516,261

	Principal Amount (000)		U.S. $ Value

Series 4693, Class SL 6.057% (6.15% - LIBOR 1 Month), 06/15/2047(e) (i)	U.S.$	1,621	$397,723
Series 4954, Class SL 5.961% (6.05% - LIBOR 1 Month), 02/25/2050(e) (i)		2,285	430,438
Series 4981, Class HS 6.011% (6.10% - LIBOR 1 Month), 06/25/2050(e) (i)		4,753	876,720
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.451% (6.54% - LIBOR 1 Month), 12/25/2041(e) (i)		800	172,367
Series 2014-17, Class SA 5.961% (6.05% - LIBOR 1 Month), 04/25/2044(e) (i)		2,062	526,773
Series 2014-78, Class SE 6.011% (6.10% - LIBOR 1 Month), 12/25/2044(e) (i)		1,194	238,957
Series 2016-77, Class DS 5.911% (6.00% - LIBOR 1 Month), 10/25/2046(e) (i)		1,300	259,293
Series 2017-62, Class AS 6.061% (6.15% - LIBOR 1 Month), 08/25/2047(e) (i)		1,490	312,639
Series 2017-81, Class SA 6.111% (6.20% - LIBOR 1 Month), 10/25/2047(e) (i)		1,723	415,027
Series 2017-97, Class LS 6.111% (6.20% - LIBOR 1 Month), 12/25/2047(e) (i)		1,915	494,505
Government National Mortgage Association Series 2017-122, Class SA 6.116% (6.20% - LIBOR 1 Month), 08/20/2047(e) (i)		1,118	248,215
Series 2017-134, Class MS 6.116% (6.20% - LIBOR 1 Month), 09/20/2047(e) (i)		1,176	274,016

			5,162,934

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(h)		2,776	478,980
Series 5049, Class CI 3.50%, 12/25/2050(h)		3,037	415,230
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(h)		5,941	935,627

			1,829,837

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.189% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)	U.S.$	193	$196,055

Total Collateralized Mortgage Obligations (cost $36,835,716)			37,125,886

CORPORATES - NON-INVESTMENT GRADE – 3.2%
Industrial – 2.4%
Basic – 0.3%
Axalta Coating Systems LLC 3.375%, 02/15/2029(c)		844	830,344
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	506	605,693
Ingevity Corp. 3.875%, 11/01/2028(c)	U.S.$	683	683,075

			2,119,112

Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(c)		942	943,290
GFL Environmental, Inc. 3.50%, 09/01/2028(c)		993	996,307
TransDigm, Inc. 6.25%, 03/15/2026(c)		512	537,544

			2,477,141

Communications - Media – 0.5%
Cable One, Inc. 4.00%, 11/15/2030(c)		499	503,621
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(c)		472	491,995
5.00%, 02/01/2028(c)		702	736,103
CSC Holdings LLC 6.75%, 11/15/2021		145	147,191
Netflix, Inc. 5.875%, 11/15/2028		1,272	1,580,460
Sirius XM Radio, Inc. 4.00%, 07/15/2028(c)		1,076	1,109,388

			4,568,758

Communications - Telecommunications – 0.3%
Lumen Technologies, Inc. 4.50%, 01/15/2029(c)		970	951,939
T-Mobile USA, Inc. 2.625%, 04/15/2026-02/15/2029		509	516,392
2.875%, 02/15/2031		559	561,940
3.375%, 04/15/2029		119	123,940

			2,154,211

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Allison Transmission, Inc. 3.75%, 01/30/2031(c)	U.S.$	985	$984,655
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)	EUR	191	234,243

			1,218,898

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(c)	U.S.$	1,235	1,232,073
Mattel, Inc. 3.375%, 04/01/2026(c)		549	570,927
3.75%, 04/01/2029(c)		550	579,661
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(c)		394	447,509
11.50%, 06/01/2025(c)		708	810,455

			3,640,625

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(c)		1,046	1,041,303

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(c)		623	639,784

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)		664	670,527
Jazz Securities DAC 4.375%, 01/15/2029(c)		305	318,332
Newell Brands, Inc. 4.70%, 04/01/2026		471	524,741
4.875%, 06/01/2025		115	127,574

			1,641,174

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(c)		388	375,658
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(c)		343	350,717
4.125%, 08/15/2031(c)		350	362,250

			1,088,625

			20,589,631

Financial Institutions – 0.7%
Banking – 0.5%
Credit Suisse Group AG 6.375%, 08/21/2026(c) (d)		320	354,915
7.50%, 07/17/2023-12/11/2023(c) (d)		1,356	1,472,744

	Principal Amount (000)		U.S. $ Value

Discover Financial Services Series D 6.125%, 06/23/2025(d)	U.S.$	1,667	$1,875,542

			3,703,201

Finance – 0.2%
Navient Corp. 6.125%, 03/25/2024		722	783,125
SLM Corp. 4.20%, 10/29/2025		900	972,315

			1,755,440

			5,458,641

Utility – 0.1%
Electric – 0.1%
Vistra Operations Co. LLC 4.375%, 05/01/2029(c)		1,057	1,084,260

Total Corporates - Non-Investment Grade (cost $26,216,778)			27,132,532

MORTGAGE PASS-THROUGHS – 2.4%
Agency Fixed Rate 30-Year – 2.4%
Uniform Mortgage-Backed Security Series 2021 2.50%, 08/01/2051, TBA (cost $20,016,400)		19,331	20,125,384

COLLATERALIZED LOAN OBLIGATIONS – 2.2%
CLO - Floating Rate – 2.2%
AGL CLO 12 Ltd. Series 2021-12A, Class D 2.98% (LIBOR 3 Month + 2.85%), 07/20/2034(c) (e)		948	942,892
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 1.347% (LIBOR 3 Month + 1.20%), 07/20/2034(c) (e)		1,111	1,111,952
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.266% (LIBOR 3 Month + 3.10%), 04/15/2034(c) (e)		1,000	999,140
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 3.035% (LIBOR 3 Month + 2.90%), 07/20/2034(c) (e)		660	659,415
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.084% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		880	881,647
Dryden CLO Ltd. Series 2020-78A, Class D 3.134% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		460	460,988

	Principal Amount (000)		U.S. $ Value

Elevation CLO Ltd. Series 2020-11A, Class C 2.326% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)	U.S.$	780	$759,140
Elmwood CLO Ltd. Series 2021-2A, Class D 3.089% (LIBOR 3 Month + 2.95%), 07/20/2034(c) (e)		1,065	1,064,116
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.051% (LIBOR 3 Month + 2.90%), 07/19/2034(c) (e)		1,120	1,105,263
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.204% (LIBOR 3 Month + 1.07%), 04/20/2034(c) (e)		1,077	1,077,556
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.134% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		400	400,893
Magnetite CLO Ltd. Series 2020-26A, Class A1R 1.249% (LIBOR 3 Month + 1.12%), 07/25/2034(c) (e)		2,348	2,347,898
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.876% (LIBOR 3 Month + 1.75%), 07/15/2030(c) (e)		1,485	1,485,434
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 2.941% (LIBOR 3 Month + 2.80%), 07/16/2035(c) (e)		1,295	1,277,418
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.242% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (e)		1,354	1,353,858
OCP CLO Ltd. Series 2020-18A, Class AR 1.224% (LIBOR 3 Month + 1.09%), 07/20/2032(c) (e)		1,424	1,425,972
Pikes Peak CLO 8 Series 2021-8A, Class A 1.322% (LIBOR 3 Month + 1.17%), 07/20/2034(c) (e)		1,450	1,451,133
Voya CLO Ltd. Series 2019-1A, Class DR 2.976% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		340	339,997

Total Collateralized Loan Obligations (cost $19,195,147)			19,144,712

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 2.2%
Other ABS - Fixed Rate – 0.9%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)	U.S.$	1,468	$1,506,996
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(c)		711	715,476
Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		671	672,465
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		779	812,772
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		577	576,204
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		504	573,767
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		333	357,314
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		524	543,525
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(c)		2	2,175
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(c)		388	389,897
Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,090	1,089,957

			7,240,548

Autos - Fixed Rate – 0.8%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,760	1,867,770
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,425	1,539,052
CPS Auto Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,080	1,080,425
First Investors Auto Owner Trust Series 2019-1A, Class B 3.02%, 03/17/2025(c)		1,200	1,214,028
Series 2020-1A, Class A 1.49%, 01/15/2025(c)		251	251,751
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(c)		210	210,428

	Principal Amount (000)		U.S. $ Value

Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)	U.S.$	1,000	$1,010,647

			7,174,101

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(c)		729	734,981
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(c)		352	352,258
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.46%, 07/15/2025		850	853,445
Series 2018-B, Class M 3.81%, 07/15/2025		935	938,789
Series 2019-B, Class M 3.04%, 04/15/2026		1,070	1,091,273

			3,970,746

Total Asset-Backed Securities (cost $17,953,804)			18,385,395

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		200	210,250
CSN Resources SA 4.625%, 06/10/2031(c)		537	555,124
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		379	399,087
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		262	251,356

			1,415,817

Capital Goods – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(c)		942	968,423
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	622,597
6.95%, 01/17/2028(c)		384	433,152
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		270	2,570

			2,026,742

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	440,958

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)	U.S.$	483	$495,075

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		327	343,820
Natura Cosmeticos SA 4.125%, 05/03/2028(c)		583	597,138
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (j) (k)		655	6,566

			947,524

			5,326,116

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		89	91,615

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (l)		229	23,272

Total Emerging Markets - Corporate Bonds (cost $6,014,582)			5,441,003

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
City of New York Series 2021D 1.923%, 08/01/2031		775	780,809
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		660	669,316
State of California Series 2010 5.70%, 11/01/2021		825	836,296
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		904	935,754
University of California Series 2021B 3.071%, 05/15/2051		1,465	1,500,560

Total Local Governments - US Municipal Bonds (cost $4,629,209)			4,722,735

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)		435	477,277

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		1,089	1,080,696

	Principal Amount (000)		U.S. $ Value

Petroleos Mexicanos 6.75%, 09/21/2047	U.S.$	529	$468,932
6.84%, 01/23/2030		104	108,103

			1,657,731

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(c)		1,185	1,149,450

Total Quasi-Sovereigns (cost $3,279,493)			3,284,458

EMERGING MARKETS - SOVEREIGNS – 0.4%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(c)		1,213	1,258,487

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(c)		1,259	1,210,214

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(c)		256	267,248
6.25%, 01/25/2031(c)		336	362,565

			629,813

Total Emerging Markets - Sovereigns (cost $3,041,905)			3,098,514

GOVERNMENTS - TREASURIES – 0.2%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022 (cost $1,591,919)	MYR	6,633	1,591,562

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	248	242,621

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(c)		398	432,651

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(c)		733	784,310

Total Governments - Sovereign Bonds (cost $1,376,148)			1,459,582

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt Logan Re Ltd. (Preference Shares)(f) (j) (m) (n) (cost $1,427,910)	1,428	$1,444,620

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (p) (q) (cost $10,142,614)	10,142,614	10,142,614

Total Investments – 120.1% (cost $968,164,057)(r)		1,018,780,265
Other assets less liabilities – (20.1)%		(170,649,204)

Net Assets – 100.0%		$848,131,061

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	81	September 2021	$17,873,156	$12,373
Sold Contracts
10 Yr Canadian Bond Futures	92	September 2021	10,914,492	(308,749)
U.S. 10 Yr Ultra Futures	18	September 2021	2,704,500	1,382
U.S. T-Note 5 Yr (CBT) Futures	440	September 2021	54,755,938	(94,523)
U.S. Ultra Bond (CBT) Futures	73	September 2021	14,565,781	(628,910)

				$(1,018,427)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	19,314	USD	14,967	08/25/2021	$791,943
Bank of America, NA	CHF	12,488	USD	13,701	08/05/2021	(85,347)
Bank of America, NA	USD	13,718	CHF	12,487	08/05/2021	67,204
Bank of America, NA	AUD	815	USD	602	08/25/2021	3,297
Bank of America, NA	USD	8,020	RUB	598,861	09/30/2021	89,140
Bank of America, NA	SEK	5,570	USD	646	10/13/2021	(1,747)
HSBC Bank USA	EUR	2,055	USD	2,521	08/03/2021	83,163
Morgan Stanley Capital Services, Inc.	MYR	7,213	USD	1,744	09/23/2021	44,603
Morgan Stanley Capital Services, Inc.	CAD	25,228	USD	20,242	09/24/2021	21,041
Societe Generale	SEK	168,872	USD	19,622	10/13/2021	(5,873)
State Street Bank & Trust Co.	AUD	2,551	USD	1,921	08/25/2021	48,671
State Street Bank & Trust Co.	CAD	982	USD	779	09/24/2021	(8,111)
State Street Bank & Trust Co.	SEK	6,086	USD	702	10/13/2021	(5,647)
State Street Bank & Trust Co.	EUR	965	USD	1,146	11/08/2021	(93)
UBS AG	USD	1,295	EUR	1,090	08/03/2021	(1,519)

						$1,040,725

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.60%	08/26/2021	USD 18,871	$250,041	$(596,712)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC
CDX-NAIG Series 36, 5 Year Index, 06/20/2026*	(1.00)%	Quarterly	0.50%	USD	119,190	$(2,999,437)	$(2,404,985)	$(594,452)
Malaysia, 06/20/2026*	(1.00)	Quarterly	0.52	USD	50,370	(1,235,675)	(1,349,779)	114,104
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2026*	(1.00)	Quarterly	0.40	USD	29,050	(885,827)	(920,848)	35,021

						$(5,120,939)	$(4,675,612)	$(445,327)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	64,600	02/26/2022	CPI#	1.440%	Maturity	$(2,200,506)	$—	$(2,200,506)
USD	38,550	02/28/2022	CPI#	1.352%	Maturity	(1,384,499)	—	(1,384,499)
USD	21,500	07/15/2022	1.851%	CPI#	Maturity	711,770	—	711,770
USD	12,000	07/15/2022	1.850%	CPI#	Maturity	397,900	—	397,900
USD	11,250	07/15/2022	1.575%	CPI#	Maturity	455,843	—	455,843
USD	9,450	07/15/2022	1.758%	CPI#	Maturity	350,219	—	350,219
USD	4,500	07/15/2022	1.484%	CPI#	Maturity	194,994	—	194,994
USD	9,000	07/15/2023	1.902%	CPI#	Maturity	362,421	—	362,421
USD	3,000	01/15/2024	1.599%	CPI#	Maturity	178,836	—	178,836
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	4,339,667	—	4,339,667
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	2,714,418	—	2,714,418
USD	11,250	01/15/2028	2.799%	CPI#	Maturity	109,185	—	109,185

						$6,230,248	$—	$6,230,248

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	217,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(235,540)	$143	$(235,683)
USD	1,160	06/09/2025	2.488%	3 Month LIBOR	Semi-Annual/ Quarterly	(86,541)	—	(86,541)
USD	2,106	08/04/2025	2.293%	3 Month LIBOR	Semi-Annual/ Quarterly	(160,292)	—	(160,292)
USD	5,400	10/04/2026	1.487%	3 Month LIBOR	Semi-Annual/ Quarterly	(207,946)	—	(207,946)
USD	1,080	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(50,311)	—	(50,311)
USD	1,080	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(51,165)	—	(51,165)
USD	7,030	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(662,700)	—	(662,700)
USD	20,920	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	418,781	—	418,781
USD	715	07/12/2027	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	(60,660)	—	(60,660)
USD	5,395	06/04/2029	2.150%	3 Month LIBOR	Semi-Annual/ Quarterly	(438,671)	—	(438,671)
USD	3,170	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(126,920)	—	(126,920)
USD	40,300	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,505,927)	—	(1,505,927)
USD	1,490	11/10/2035	2.631%	3 Month LIBOR	Semi-Annual/ Quarterly	(234,245)	—	(234,245)
CAD	978	03/03/2051	2.297%	3 Month CDOR	Semi-Annual	(30,725)	39	(30,764)
CAD	2,980	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(114,086)	—	(114,086)

						$(3,546,948)	$182	$(3,547,130)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.16%	USD	1,683	$136,015	$113,268	$22,747
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	1,367	110,476	95,214	15,262
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	1,367	110,476	98,571	11,905
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	346	27,962	22,657	5,305
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	346	27,962	22,657	5,305
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	328	26,508	21,960	4,548
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	683	55,198	52,307	2,891
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	67	5,426	13,082	(7,656)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	68	5,490	13,737	(8,247)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	707	57,198	140,891	(83,693)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	708	57,278	141,199	(83,921)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	1,341	108,599	264,210	(155,611)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	2,682	216,974	538,387	(321,413)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	664	53,718	114,135	(60,417)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.16%	USD	288	$23,251	$57,579	$(34,328)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	354	28,639	68,067	(39,428)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	708	57,278	143,220	(85,942)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9	(2,374)	(1,396)	(978)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	9	(2,374)	(1,116)	(1,258)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	13	(3,428)	(1,273)	(2,155)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	27	(7,121)	(3,875)	(3,246)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	27	(7,121)	(3,530)	(3,591)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	25	(6,598)	(2,903)	(3,695)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	37	(9,761)	(4,520)	(5,241)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	43	(11,344)	(5,426)	(5,918)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	43	(11,344)	(5,253)	(6,091)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	60	(15,828)	(7,330)	(8,498)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	60	(15,829)	(6,614)	(9,215)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	92	(24,264)	(10,964)	(13,300)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	87	$(22,952)	$(9,591)	$(13,361)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	121	(31,921)	(12,788)	(19,133)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	1,145	(100,595)	(24,521)	(76,074)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5	(1,319)	(601)	(718)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	122	(32,176)	(14,319)	(17,857)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	139	(36,670)	(16,606)	(20,064)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	130	(34,285)	(10,151)	(24,134)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	138	(36,396)	(9,188)	(27,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	226	(59,604)	(32,285)	(27,319)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	169	(44,571)	(13,477)	(31,094)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	30	(7,912)	(3,386)	(4,526)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	130	(34,285)	(15,774)	(18,511)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	150	(39,560)	(18,201)	(21,359)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	217	(57,230)	(23,901)	(33,329)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	218	(57,494)	(24,002)	(33,492)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	436	(114,987)	(30,120)	(84,867)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	662	$(174,592)	$(44,677)	$(129,915)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	714	(188,306)	(39,464)	(148,842)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15	(3,956)	(2,194)	(1,762)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15	(3,956)	(1,294)	(2,662)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	27	(7,123)	(3,334)	(3,789)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	30	(7,912)	(2,853)	(5,059)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	30	(7,912)	(2,637)	(5,275)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	59	(15,560)	(6,133)	(9,427)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	166	(43,779)	(17,030)	(26,749)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	178	(46,944)	(14,811)	(32,133)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	371	(97,845)	(58,390)	(39,455)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	322	(84,923)	(42,199)	(42,724)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	517	(136,350)	(82,540)	(53,810)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	598	(157,713)	(88,518)	(69,195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,000	(263,817)	(127,484)	(136,333)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,300	(342,854)	(147,862)	(194,992)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	28	$(7,384)	$(2,630)	$(4,754)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	30	(7,912)	(2,819)	(5,093)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	118	(31,121)	(14,500)	(16,621)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	122	(32,176)	(11,430)	(20,746)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	241	(63,559)	(28,711)	(34,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	691	(182,239)	(81,601)	(100,638)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,100	(290,107)	(156,541)	(133,566)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	191	(50,373)	(12,969)	(37,404)

						$(1,969,308)	$615,409	$(2,584,717)

*	Termination date.

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	23,800	07/15/2023	1.848%	CPI#	Maturity	$1,027,423	$—	$1,027,423

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	03/06/2042	2.804%	3 Month LIBOR	Semi-Annual/ Quarterly	$(137,736)	$—	$(137,736)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
BNP Paribas SA iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	7,681	09/20/2021	$(56,801)
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	13,317	09/20/2021	(78,147)

						$(134,948)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2021
HSBC Bank USA†	0.08%	—	$25,796,211
HSBC Bank USA†	0.08%	—	10,159,142
HSBC Bank USA†	0.08%	—	15,665,888
HSBC Bank USA†	0.08%	—	34,755,541
JPMorgan Chase Bank†	0.09%	—	29,344,474
JPMorgan Chase Bank†	0.11%	—	27,866,061
JPMorgan Chase Bank†	0.11%	—	8,558,905

			$152,146,222

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2021.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$152,146,222	$0	$0	$0	$152,146,222

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $147,905,842 or 17.4% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$143,840	$144,320	0.02%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	297,256	295,877	0.03%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	41,115	40,871	0.00%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,145,065	1,123,097	0.13%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.043%, 11/15/2026	11/16/2015	161,911	149,174	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.437%, 02/27/2023	02/11/2020	333,627	333,976	0.04%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	89,000	91,615	0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	363,153	6,566	0.00%

(h)	IO - Interest Only.
(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted matured security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2021.
(m)	Fair valued by the Adviser.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$1,427,910	$1,444,620	0.17%

(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,400,786 and gross unrealized depreciation of investments was $(14,701,138), resulting in net unrealized appreciation of $50,699,648.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$695,900,796	$—	$695,900,796
Corporates - Investment Grade	—	112,356,490	—	112,356,490
Commercial Mortgage-Backed Securities	—	56,942,914	481,068	57,423,982
Collateralized Mortgage Obligations	—	37,125,886	—	37,125,886
Corporates - Non-Investment Grade	—	27,132,532	—	27,132,532
Mortgage Pass-Throughs	—	20,125,384	—	20,125,384
Collateralized Loan Obligations	—	19,144,712	—	19,144,712
Asset-Backed Securities	—	18,385,395	—	18,385,395
Emerging Markets - Corporate Bonds	—	5,441,003	—	5,441,003
Local Governments - US Municipal Bonds	—	4,722,735	—	4,722,735
Quasi-Sovereigns	—	3,284,458	—	3,284,458
Emerging Markets - Sovereigns	—	3,098,514	—	3,098,514
Governments - Treasuries	—	1,591,562	—	1,591,562
Governments - Sovereign Bonds	—	1,459,582	—	1,459,582
Common Stocks	—	—	1,444,620	1,444,620
Short-Term Investments	10,142,614	—	—	10,142,614

Total Investments in Securities	10,142,614	1,006,711,963	1,925,688	1,018,780,265
Other Financial Instruments(a):
Assets:
Futures	13,755	—	—	13,755
Forward Currency Exchange Contracts	—	1,149,062	—	1,149,062
Centrally Cleared Inflation (CPI) Swaps	—	9,815,253	—	9,815,253
Centrally Cleared Interest Rate Swaps	—	418,781	—	418,781
Credit Default Swaps	—	1,108,448	—	1,108,448
Inflation (CPI) Swaps	—	1,027,423	—	1,027,423
Liabilities:
Futures	(1,032,182)	—	—	(1,032,182)
Forward Currency Exchange Contracts	—	(108,337)	—	(108,337)
Interest Rate Swaptions Written	—	(596,712)	—	(596,712)
Centrally Cleared Credit Default Swaps	—	(5,120,939)	—	(5,120,939)
Centrally Cleared Inflation (CPI) Swaps	—	(3,585,005)	—	(3,585,005)
Centrally Cleared Interest Rate Swaps	—	(3,965,729)	—	(3,965,729)
Credit Default Swaps	—	(3,077,756)	—	(3,077,756)
Interest Rate Swaps	—	(137,736)	—	(137,736)
Total Return Swaps	—	(134,948)	—	(134,948)
Reverse Repurchase Agreements	(152,146,222)	—	—	(152,146,222)

Total	$(143,022,035)	$1,003,503,768	$1,925,688	$862,407,421

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,644	$378,849	$371,350	$10,143	$1